Subsequent Events (Details Narrative)	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 22, 2021 USD ($)	Mar. 17, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 16, 2021 USD ($) shares	Mar. 03, 2021	Feb. 02, 2021 $ / shares shares
Subsequent Event [Line Items]
Payments to Acquire Property, Plant, and Equipment			$ 72,059,000	$ 347,140,000	$ 328,634,000
Kamsarmax Vessels [Member]
Subsequent Event [Line Items]
Property, Plant and Equipment, Additions		$ 55,000,000
Payments to Acquire Property, Plant, and Equipment		$ 11,000,000
Subsequent Event [Member] | Eneti Warrant [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized | shares								3,000,000
Exercise price | $ / shares								$ 0.01
Common Stock, Shares, Issued | shares						2,649,203
Subsequent Event [Member] | Eneti Warrant [Member] | Remaining Common Stock Shares To Be Issued [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued | shares						350,797
Subsequent Event [Member] | Eneti Acquisition Vessels [Member]
Subsequent Event [Line Items]
Number of operating vessels								7
Subsequent Event [Member] | Eneti Acquisition Vessels [Member] | Eneti Inc [Member]
Subsequent Event [Line Items]
Lessee, Operating Lease, Term of Contract								5 years
Subsequent Event [Member] | Six Vessels [Member] | Eneti Warrant [Member]
Subsequent Event [Line Items]
Finance Lease, Liability						$ 86,900,000
Subsequent Event [Member] | Six Vessels [Member] | Eneti Warrant [Member] | Remaining Common Stock Shares To Be Issued [Member]
Subsequent Event [Line Items]
Finance Lease, Liability						$ 12,700,000
Subsequent Event [Member] | Kamsarmax Vessels [Member]
Subsequent Event [Line Items]
Vessel capacity							82,000
Subsequent Event [Member] | SEB $39,000 Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Initiation Date	Jan. 22, 2021
Line of Credit Facility, Maximum Borrowing Capacity	$ 39,000,000
Debt Instrument, Term	5 years
Line of Credit Facility, Collateral	is secured by first priority mortgages on the three aforementioned vessels